UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 15.5%

Diversified Consumer Services - 1.5%	H&R Block, Inc.	12,700	$218,821

Hotels, Restaurants & Leisure - 1.3%	Brinker International, Inc.	11,000	187,330

Multiline Retail - 4.1%	Big Lots, Inc. (a)	9,000	189,270
	Dollar Tree, Inc. (a)	4,600	193,660
	Sears Holdings Corp. (a)	3,100	206,212

			589,142

Specialty Retail - 8.6%	AutoZone, Inc. (a)	1,300	196,443
	Barnes & Noble, Inc.	2,000	41,260
	Foot Locker, Inc.	17,600	184,272
	The Gap, Inc.	12,800	209,920
	RadioShack Corp.	14,200	198,232
	Ross Stores, Inc.	5,100	196,860
	TJX Cos., Inc.	6,800	213,928

			1,240,915

	Total Consumer Discretionary		2,236,208

Consumer Staples - 12.4%

Beverages - 1.7%	The Coca-Cola Co.	1,100	52,789
	Coca-Cola Enterprises, Inc.	11,700	194,805

			247,594

Food & Staples Retailing - 1.6%	BJ’s Wholesale Club, Inc. (a)	5,800	186,934
	Wal-Mart Stores, Inc.	900	43,596

			230,530

Food Products - 2.9%	Archer-Daniels-Midland Co.	8,400	224,868
	Del Monte Foods Co.	20,600	193,228

			418,096

Household Products - 0.9%	The Procter & Gamble Co.	2,400	122,640

Personal Products - 1.4%	Herbalife Ltd.	6,500	205,010

Tobacco - 3.9%	Philip Morris International, Inc.	8,400	366,408
	Reynolds American, Inc.	5,200	200,824

			567,232

	Total Consumer Staples		1,791,102

Energy - 16.6%

Energy Equipment & Services - 4.6%	Oil States International, Inc. (a)	3,500	84,735
	Patterson-UTI Energy, Inc.	15,000	192,900
	SEACOR Holdings, Inc. (a)	2,600	195,624
	Tidewater, Inc.	4,400	188,628

			661,887

Oil, Gas & Consumable Fuels - 12.0%	Anadarko Petroleum Corp.	5,100	231,489
	Chevron Corp.	1,500	99,375
	ConocoPhillips	100	4,206
	Exxon Mobil Corp.	7,800	545,298
	Marathon Oil Corp.	7,800	235,014
	Murphy Oil Corp.	3,900	211,848
	Tesoro Corp.	15,100	192,223
	Valero Energy Corp.	12,400	209,436

			1,728,889

	Total Energy		2,390,776

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Financials - 10.1%

Capital Markets - 2.4%	The Goldman Sachs Group, Inc.	2,300	$339,112

Commercial Banks - 0.4%	Wells Fargo & Co.	2,600	63,076

Diversified Financial Services - 0.5%	JPMorgan Chase & Co.	2,300	78,453

Insurance - 6.8%	American Financial Group, Inc.	8,700	187,746
	Chubb Corp.	5,400	215,352
	HCC Insurance Holdings, Inc.	8,200	196,882
	PartnerRe Ltd.	2,900	188,355
	UnumProvident Corp.	11,800	187,148

			975,483

	Total Financials		1,456,124

Health Care - 30.7%

Biotechnology - 3.4%	Amgen, Inc. (a)	5,600	296,464
	Biogen Idec, Inc. (a)	4,300	194,145

			490,609

Health Care Providers & Services - 16.4%	Aetna, Inc.	8,200	205,410
	AmerisourceBergen Corp.	10,900	193,366
	Community Health Systems, Inc. (a)	7,800	196,950
	Express Scripts, Inc. (a)	3,300	226,875
	Health Management Associates, Inc. Class A (a)	3,900	19,266
	Humana, Inc. (a)	6,300	203,238
	LifePoint Hospitals, Inc. (a)	7,200	189,000
	Lincare Holdings, Inc. (a)	8,500	199,920
	Omnicare, Inc.	7,600	195,776
	Quest Diagnostics, Inc.	4,000	225,720
	UnitedHealth Group, Inc.	10,400	259,792
	WellPoint, Inc. (a)	4,900	249,361

			2,364,674

Health Care Technology - 1.3%	IMS Health, Inc.		193,040

Life Sciences Tools & Services - 1.3%	Waters Corp. (a)		195,586

Pharmaceuticals - 8.3%	Endo Pharmaceuticals Holdings, Inc. (a)	10,300	184,576
	Forest Laboratories, Inc. (a)	8,000	200,880
	Johnson & Johnson	9,000	511,200
	Pfizer, Inc.	1,800	27,000
	Sepracor, Inc. (a)	4,000	69,280
	Watson Pharmaceuticals, Inc. (a)	6,000	202,140

			1,195,076

	Total Health Care		4,438,985

Industrials - 13.4%

Aerospace & Defense - 6.4%	Alliant Techsystems, Inc. (a)	2,400	197,664
	L-3 Communications Holdings, Inc.	2,900	201,202
	Lockheed Martin Corp.	1,000	80,650
	Northrop Grumman Corp.	4,700	214,696
	Raytheon Co.	5,200	231,036

			925,248

Building Products - 1.3%	Armstrong World Industries, Inc. (a)	11,200	184,688

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Construction & Engineering - 1.4%	URS Corp. (a)	4,200	$207,984

Electrical Equipment - 1.2%	Thomas & Betts Corp. (a)	5,900	170,274

Industrial Conglomerates - 0.5%	General Electric Co.	6,300	73,836

Machinery - 1.3%	Timken Co.	10,600	181,048

Professional Services - 1.3%	Manpower, Inc.	4,400	186,296

	Total Industrials		1,929,374

Information Technology - 20.0%

Communications Equipment - 0.5%	Cisco Systems, Inc. (a)	3,600	67,104

Computers & Peripherals - 7.4%	Apple, Inc. (a)	500	71,215
	International Business Machines Corp.	4,500	469,890
	Lexmark International, Inc. Class A (a)	9,400	148,990
	QLogic Corp. (a)	14,000	177,520
	Western Digital Corp. (a)	7,500	198,750

			1,066,365

Electronic Equipment, Instruments & Components - 2.7%	Ingram Micro, Inc. Class A (a)	10,900	190,750
	Tech Data Corp. (a)	5,900	192,989

			383,739

IT Services - 5.8%	Accenture Ltd. Class A	7,000	234,220
	Broadridge Financial Solutions LLC	11,700	193,986
	Computer Sciences Corp. (a)	4,900	217,070
	Hewitt Associates, Inc. Class A (a)	6,500	193,570

			838,846

Internet Software & Services - 0.3%	Google, Inc. Class A (a)	100	42,159

Semiconductors & Semiconductor Equipment - 0.4%	Novellus Systems, Inc. (a)	3,800	63,460

Software - 2.9%	CA, Inc.	2,600	45,318
	Microsoft Corp.	8,000	190,160
	Synopsys, Inc. (a)	9,600	187,296

			422,774

	Total Information Technology		2,884,447

Materials - 1.4%

Containers & Packaging - 1.4%	Pactiv Corp. (a)	9,500	206,150

	Total Materials		206,150

Telecommunication Services - 4.1%

Diversified Telecommunication Services - 4.1%	AT&T Inc.	6,800	168,912
	Embarq Corp.	4,600	193,476
	Qwest Communications International Inc.	50,300	208,745
	Verizon Communications, Inc.	900	27,657

	Total Telecommunication Services		598,790

Utilities - 5.5%

Gas Utilities - 1.3%	UGI Corp.	7,600	193,724

Independent Power Producers & Energy Traders - 2.8%	Calpine Corp. (a)	17,900	199,585
	Mirant Corp. (a)	12,800	201,472

			401,057

Multi-Utilities - 1.4%	CMS Energy Corp.	17,100	206,569

	Total Utilities		801,350

	Total Investments Before Investments Sold Short (Cost - $17,619,128*) - 129.7%		18,733,306

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

Consumer Discretionary - (3.1)%

Auto Components - (0.6)%	The Goodyear Tire & Rubber Co.	(3,800)	$(42,788)
	Johnson Controls, Inc.	(2,000)	(43,440)

			(86,228)

Automobiles - (0.3)%	Harley-Davidson, Inc.	(2,700)	(43,767)

Hotels, Restaurants & Leisure - (0.7)%	Las Vegas Sands Corp.	(5,200)	(40,872)
	Wendy’s	(5,800)	(23,200)
	Wynn Resorts Ltd.	(1,200)	(42,360)

			(106,432)

Leisure Equipment & Products - (0.3)%	Eastman Kodak Co.	(14,600)	(43,216)

Media - (0.6)%	Liberty Media Corp. - Entertainment Class A	(1,600)	(42,800)
	News Corp. Class A	(4,700)	(42,817)

			(85,617)

Multiline Retail - (0.3)%	Saks, Inc.	(9,800)	(43,414)

Textiles, Apparel & Luxury Goods - (0.3)%	Nike, Inc. Class B	(800)	(41,424)

	Total Consumer Discretionary		(450,098)

Consumer Staples - (2.7)%

Beverages - (0.9)%	Central European Distribution Corp.	(1,600)	(42,512)
	The Coca-Cola Co.	(900)	(43,191)
	PepsiCo, Inc.	(800)	(43,968)

			(129,671)

Food & Staples Retailing - (0.6)%	Costco Wholesale Corp.	(900)	(41,130)
	SYSCO Corp.	(1,800)	(40,464)

			(81,594)

Food Products - (0.9)%	General Mills, Inc.	(800)	(44,816)
	H.J. Heinz Co.	(1,200)	(42,840)
	Smithfield Foods, Inc.	(3,200)	(44,704)

			(132,360)

Household Products - (0.3)%	The Procter & Gamble Co.	(800)	(40,880)

	Total Consumer Staples		(384,505)

Energy - (1.9)%

Energy Equipment & Services - (1.4)%	Global Industries Ltd.	(5,900)	(33,394)
	Halliburton Co.	(2,100)	(43,470)
	Schlumberger Ltd.	(800)	(43,288)
	Smith International, Inc.	(1,500)	(38,625)
	Weatherford International Ltd.	(1,900)	(37,164)

			(195,941)

Oil, Gas & Consumable Fuels - (0.5)%	Forest Oil Corp.	(2,800)	(41,776)
	Range Resources Corp.	(900)	(37,269)

			(79,045)

	Total Energy		(274,986)

Financials - (5.4)%

Capital Markets - (2.6)%	Affiliated Managers Group, Inc.	(800)	(46,552)
	The Charles Schwab Corp.	(2,400)	(42,096)
	Franklin Resources, Inc.	(600)	(43,206)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

	GLG Partners, Inc.	(10,500)	$(42,945)
	Janus Capital Group, Inc.	(2,900)	(33,060)
	Lazard Ltd. Class A	(1,600)	(43,072)
	Northern Trust Corp.	(800)	(42,944)
	State Street Corp.	(900)	(42,480)
	T. Rowe Price Group, Inc.	(1,000)	(41,670)

			(378,025)

Commercial Banks - (0.5)%	First Horizon National Corp.	(1)	(8)
	KeyCorp	(5,100)	(26,724)
	U.S. Bancorp	(2,500)	(44,800)

			(71,532)

Diversified Financial Services - (0.3)%	IntercontinentalExchange, Inc.	(400)	(45,696)

Insurance - (2.0)%	The Allstate Corp.	(1,800)	(43,920)
	Hartford Financial Services Group, Inc.	(3,000)	(35,610)
	Marsh & McLennan Cos., Inc.	(2,100)	(42,273)
	MetLife, Inc.	(1,400)	(42,014)
	Principal Financial Group, Inc.	(2,000)	(37,680)
	The Progressive Corp.	(2,800)	(42,308)
	Prudential Financial, Inc.	(1,200)	(44,664)

			(288,469)

	Total Financials		(783,722)

Health Care - (3.0)%

Biotechnology - (0.9)%	Celgene Corp.	(900)	(43,056)
	Genzyme Corp.	(800)	(44,536)
	Vertex Pharmaceuticals, Inc.	(1,200)	(42,768)

			(130,360)

Health Care Equipment & Supplies - (1.2)%	Baxter International, Inc.	(800)	(42,368)
	Intuitive Surgical, Inc.	(300)	(49,098)
	Stryker Corp.	(1,000)	(39,740)
	Zimmer Holdings, Inc.	(1,000)	(42,600)

			(173,806)

Health Care Providers & Services - (0.3)%	Cardinal Health, Inc.	(1,400)	(42,770)

Life Sciences Tools & Services - (0.6)%	Charles River Laboratories International, Inc.	(1,300)	(43,875)
	Covance, Inc.	(900)	(44,280)

			(88,155)

	Total Health Care		(435,091)

Industrials - (4.5)%

Aerospace & Defense - (0.6)%	BE Aerospace, Inc.	(2,700)	(38,772)
	Boeing Co.	(1,000)	(42,500)

			(81,272)

Airlines - (1.2)%	AMR Corp.	(10,400)	(41,808)
	Continental Airlines, Inc. Class B	(5,100)	(45,186)
	Delta Air Lines, Inc.	(7,500)	(43,425)
	Southwest Airlines Co.	(7,000)	(47,110)

			(177,529)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

Building Products - (0.3)%	USG Corp.	(4,000)	$(40,280)

Commercial Services & Supplies - (0.3)%	Republic Services, Inc. Class A	(1,800)	(43,938)

Construction & Engineering - (0.3)%	Quanta Services, Inc.	(1,800)	(41,634)

Electrical Equipment - (0.6)%	First Solar, Inc.	(300)	(48,636)
	SunPower Corp. Class A	(1,600)	(42,624)

			(91,260)

Industrial Conglomerates - (0.3)%	McDermott International, Inc.	(2,000)	(40,620)

Machinery - (0.9)%	Caterpillar, Inc.	(1,200)	(39,648)
	Deere & Co.	(1,000)	(39,950)
	PACCAR, Inc.	(1,400)	(45,514)

			(125,112)

	Total Industrials		(641,645)

Information Technology - (3.6)%

Communications Equipment - (0.6)%	Ciena Corp.	(4,200)	(43,470)
	Motorola, Inc.	(6,700)	(44,421)

			(87,891)

Computers & Peripherals - (0.3)%	Dell, Inc.	(3,100)	(42,563)

Electronic Equipment, Instruments & Components - (0.3)%	National Instruments Corp.	(1,900)	(42,864)

Internet Software & Services - (0.3)%	Yahoo! Inc.	(2,600)	(40,716)

IT Services - (0.4)%	MasterCard, Inc. Class A	(300)	(50,193)

Semiconductors & Semiconductor Equipment - (1.1)%	Applied Materials, Inc.	(4,100)	(44,977)
	MEMC Electronic Materials, Inc.	(2,300)	(40,963)
	Nvidia Corp.	(4,000)	(45,160)
	Rambus, Inc.	(2,200)	(34,078)

			(165,178)

Software - (0.6)%	Activision Blizzard, Inc.	(3,400)	(42,942)
	Electronic Arts, Inc.	(2,100)	(45,612)

			(88,554)

	Total Information Technology		(517,959)

Materials - (2.3)%

Chemicals - (0.6)%	E.I. du Pont de Nemours & Co.	(1,700)	(43,554)
	Monsanto Co.	(600)	(44,604)

			(88,158)

Construction Materials - (0.5)%	Martin Marietta Materials, Inc.	(500)	(39,440)
	Vulcan Materials Co.	(900)	(38,790)

			(78,230)

Metals & Mining - (0.9)%	Alcoa, Inc.	(4,300)	(44,419)
	Freeport-McMoRan Copper & Gold, Inc. Class B	(800)	(40,088)
	Southern Copper Corp.	(2,100)	(42,924)

			(127,431)

Paper & Forest Products - (0.3)%	Weyerhaeuser Co.	(1,400)	(42,602)

	Total Materials		(336,421)

Telecommunication Services - (0.6)%

Wireless Telecommunication	American Tower Corp. Class A	(1,400)	(44,142)
Services - (0.6)%	Crown Castle International Corp.	(1,900)	(45,638)

	Total Telecommunication Services		(89,780)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

Utilities - (2.4)%

Electric Utilities - (1.5)%	American Electric Power Co., Inc.	(1,500)	$(43,335)
	FirstEnergy Corp.	(1,100)	(42,625)
	PPL Corp.	(1,300)	(42,848)
	Progress Energy, Inc.	(1,200)	(45,396)
	The Southern Co.	(1,400)	(43,624)

			(217,828)

Gas Utilities - (0.3)%	EQT Corp.	(1,100)	(38,401)

Independent Power Producers & Energy Traders - (0.3)%	Constellation Energy Group, Inc.	(1,700)	(45,186)

Multi-Utilities - (0.3)%	Consolidated Edison, Inc.	(1,300)	(48,646)

	Total Utilities		(350,061)

	Total Investments Sold Short (Proceeds - $4,923,459) - (29.5)%		(4,264,268)

	Total Investments, Net of Investments Sold Short - 100.2%		14,469,038
	Liabilities in Excess of Other Assets - (0.2)%		(25,331)

	Net Assets - 100.0%		$14,443,707

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$18,795,814

Gross unrealized appreciation	$1,648,353
Gross unrealized depreciation	(1,710,861)

Net unrealized depreciation	$(62,508)

(a)	Non-income producing security.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Fund, TempFund	—	$21
BlackRock Liquidity Series, LLC Cash Sweep Series	(5)	483

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine sector and industry sub-classifications for reporting ease.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments June 30, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Investments Sold Short

	Assets	Liabilities

Level 1[1]	$18,733,306	$(4,264,268)
Level 2	—	—
Level 3	—	—

Total	$18,733,306	$(4,264,268)

1 See above Schedule of Invstments for values in each industry.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: August 21, 2009